NOTE 11 - SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
NOTE 11 - SEGMENTS

NOTE 11 - SEGMENTS

At June 30, 2022, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the three and six months ended June 30, 2022 and 2021:

Three months ended June 30, 2022

NOTE 11 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$23,059,647	1,236,823	$(596,754)	$23,699,716
Cost of revenue	22,418,046	1,032,150	(596,754)	22,853,442
Gross profit	641,601	204,673	—	846,274

Operating expenses
General and administration	921,793	222,659	—	1,144,452

Operating loss	(280,192)	(17,986)	—	(298,178)

Other income (expense)	13,314	(593)	—	12,721

Net loss	$(266,878)	$(18,579)	$—	$(285,457)

Three months Ended June 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$14,990,382	1,149,183	$(11,198)	$16,128,367
Cost of revenue	15,074,899	1,020,101	(11,198)	16,083,802
Gross profit	(84,517)	129,082	—	44,565

Operating expenses
General and administration	1,022,625	186,542	—	1,209,167

Operating loss	(1,107,142)	(57,460)	—	(1,164,602)

Other income (expense)	47,030	(4,800)	—	42,230

Net loss	$(1,060,112)	$(62,260)	$—	$(1,122,372)

Six months ended June 30, 2022

	USA	Switzerland	Elimination	Total
Revenues	$41,534,760	2,262,903	$(678,636)	$43,119,027
Cost of revenue	40,611,998	1,855,331	(678,636)	41,788,693
Gross profit	922,762	407,572	—	1,330,334

Operating expenses
General and administration	1,703,093	430,857	—	2,133,950

Operating loss	(780,331)	(23,285)	—	(803,616)

Other income (expense)	(16,527)	9,955	—	(6,572)

Net loss	$(796,858)	$(13,330)	$—	$(810,188)

Six months Ended June 30, 2021

	USA	Switzerland	Elimination	Total
Revenues	$28,057,392	2,284,985	$(16,399)	$30,325,978
Cost of revenue	27,780,959	2,029,483	(16,399)	29,794,043
Gross profit	276,433	255,502	—	531,935

Operating expenses
General and administration	2,338,741	368,537	—	2,707,278

Operating loss	(2,062,308)	(113,035)	—	(2,175,343)

Other income (expense)	(840,841)	15,323	—	(825,518)

Net loss	$(2,903,149)	$(97,712)	$—	$(3,000,861)

Asset Information

The following table shows asset information by geographic segment as of June 30, 2022 and December 31, 2021:

June 30, 2022	USA	Switzerland	Elimination	Total
Assets
Current assets	$6,117,363	$923,941	$(222,863)	$6,818,441
Non-current assets	$11,673,710	$595,961	$(6,184,562)	$6,085,109
Liabilities
Current liabilities	$2,384,494	$1,445,785	$(222,863)	$3,607,416
Non-current liabilities	$—	$254,358	$—	$254,358

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729

NOTE 15 - SEGMENT

At December 31, 2021 and 2020, the Company operates in one industry segment, telecommunication services, and two geographic segments, USA and Switzerland, where current assets and equipment are located.

Operating Activities

The following table shows operating activities information by geographic segment for the years ended December 31, 2021 and 2020:

Year ended December 31, 2021

NOTE 15 - SEGMENT - Schedule of Operating Activities by Geographic Segment

	USA	Switzerland	Elimination	Total
Revenues	$60,112,852	4,681,978	$(92,812)	$64,702,018
Cost of revenue	59,274,781	3,986,334	(92,812)	63,168,303
Gross profit	838,071	695,644	—	1,533,715

Operating expenses
General and administration	3,733,579	784,052	—	4,517,631

Operating income (loss)	(2,895,508)	(88,408)	—	(2,983,916)

Other income (expense)	(897,507)	17,422	—	(880,085)

Net income (loss)	$(3,793,015)	$(70,986)	$—	$(3,864,001)

Year ended December 31, 2020

	USA	Switzerland	Elimination	Total
Revenues	$39,495,542	$5,432,022	$(17,558)	$44,910,006
Cost of revenue	39,308,347	4,656,865	(17,558)	43,947,654
Gross profit	187,195	775,157	—	962,352

Operating expenses
General and administration	3,359,237	815,130	—	4,174,367

Operating loss	(3,172,042)	(39,973)	—	(3,212,015)

Other expense	(3,356,881)	(130,434)	—	(3,487,315)
Net loss	$(6,528,923)	$(170,407)	$—	$(6,699,330)

Asset Information

The following table shows asset information by geographic segment as of December 31, 2021 and 2020:

December 31, 2021	USA	Switzerland	Elimination	Total
Assets
Current assets	$5,783,859	$997,216	$(214,551)	$6,566,524
Non-current assets	$4,468,491	$609,189	$(2,584,562)	$2,493,118
Liabilities
Current liabilities	$1,070,972	$1,506,594	$(214,551)	$2,363,015
Non-current liabilities	$—	$275,729	$—	$275,729

December 31, 2020	USA	Switzerland	Elimination	Total
Assets
Current assets	$3,245,725	$1,225,399	$(889,540)	$3,581,584
Non-current assets	$3,478,147	$561,551	$(1,669,515)	$2,370,183
Liabilities
Current liabilities	$5,630,060	$3,171,419	$(889,540)	$7,911,939
Non-current liabilities	$2,816	$432,048	$—	$434,864